Share capital - Stock Options Rollforward (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of outstanding options, beginning of year (in shares) | shares	50,410	59,124
Number of options granted (in shares) | shares	22,968	15,446
Number of options exercised (in shares) | shares	(13,708)	(19,458)
Number of options forfeited (in shares) | shares	(2,068)	(4,702)
Number of outstanding options, ending of year (in shares) | shares	57,602	50,410
Weighted-average exercise price, beginning of year (in Cdn.$per share) | $	$ 2.24	$ 2.69
Weighted average exercise price, options granted (in Cdn.$per share) | $	3.65	1.52
Weighted average exercise price, options exercised (in Cdn.$per share) | $	2.54	2.66
Weighted average exercise price, options forfeited (in Cdn.$per share) | $	3.27	3.72
Weighted-average exercise price, end of year (in Cdn.$per share) | $	$ 2.70	$ 2.24